Finance Income and Costs - Details of Interest Expenses Included in Finance Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest expense on borrowings	₩ 26,300	₩ 31,718	₩ 29,917
Interest expense on debentures	277,937	272,846	247,105
Others	78,968	98,565	112,791
Interest expense	₩ 383,205	₩ 403,129	₩ 389,813